Prepayments and other current assets	12 Months Ended
Dec. 31, 2013
Prepayments and other current assets
Prepayments and other current assets

4.                                      Prepayments and other current assets

	As of December 31,
	2012	2013
	RMB	RMB	US$
Prepaid travel related data acquisition costs	19,914	22,598	3,733
Deposits	12,248	10,514	1,737
Prepaid expenses	10,950	16,972	2,804
Other receivables	3,062	16,020	2,645

Total	46,174	66,104	10,919